Summary of Significant Accounting Policies (Details)	6 Months Ended
Sep. 30, 2021
Server hardware
Property and equipment useful lives
Estimated useful lives of property and equipment	5 years
Vehicles
Property and equipment useful lives
Estimated useful lives of property and equipment	5 years